UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows used in operating activities
Net loss for the period	€ (100,784)	€ (81,638)
Ajustments for:
Elimination of amortization of intangibles and depreciation of property, plant and equipment	524	576
Elimination of retirement benefit obligations	71	60
Elimination of share-based compensation expenses	11,021	11,421
Net gain on sale of treasury shares	0	(39)
Interest expenses and other financial expenses	10,375	7,967
Financial income	(2,029)	(7,359)
Effect of unwinding the discount related to advances	(362)	(351)
Increase/(decrease) in derivatives and liabilities fair value	(929)	1,429
Forgiveness of conditional advances	0	(4,140)
Other	35	(57)
Cash flows used in operating activities before change in working capital requirements	(82,079)	(72,130)
Decrease / (increase) in other receivables and related accounts	2,287	4,023
Increase / (decrease) in trade payables	13,738	(17,279)
Increase / (decrease) in tax and social security liabilities	(1,314)	(13)
Increase / (decrease) in deferred income and other liabilities	750	224
Changes in working capital requirements	15,461	(13,045)
Cash flows used in operating activities	(66,618)	(85,175)
Cash flows provided by (used in) in investing activities
Acquisitions of intangible assets	0	(3)
Acquisitions of property, plant and equipment	(63)	(236)
Advances reimbursed by (made to) CROs	40	0
Increase in deposits	(6)	(232)
Decrease in deposits	120	9,050
Interest received	1,178	4,879
Cash flows provided by (used in) in investing activities	1,269	13,458
Cash flows provided by (used in) financing activities
Transaction costs related to capital increase	0	446
Net proceeds from Kreos and Claret bond loans	0	48,544
Repayments of Kreos and Claret bond loans	(9,140)	0
Repayments of convertible loan notes	(2,188)	(4,375)
Repayment of PGE	(1,250)	(1,250)
Repayments of conditional advances	0	(55)
Payments of the lease liabilities	(458)	(277)
Interest paid	(3,868)	(2,955)
Other	300	244
Cash flows provided by (used in) financing activities	(16,604)	40,322
Effect of movements in exchange rates on cash held	(1,785)	1,770
Revaluation of cash equivalents measured at fair value	462	0
Increase (decrease) in cash and cash equivalents	(83,275)	(29,625)
Cash and cash equivalents at the beginning of the year	144,221	251,942
Cash and cash equivalents at the end of the year	€ 60,946	€ 222,317